UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

     82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

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Quarterly Holdings Report for Fidelity® Real Estate Investment Portfolio

October 31, 2005

1.809107.101 REA-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 97.9%

	Shares	Value (000s)

HOTELS, RESTAURANTS & LEISURE – 8.6%

Hotels, Resorts & Cruise Lines – 8.6%
Starwood Hotels & Resorts Worldwide, Inc. unit	8,217,160	$480,126

REAL ESTATE – 89.3%

Real Estate Management & Development – 0.1%
Helical Bar PLC	795,000	4,082

REITs – Apartments – 14.9%
American Campus Communities, Inc. (d)	1,174,400	29,066
Apartment Investment & Management Co. Class A	3,780,145	145,158
AvalonBay Communities, Inc.	1,487,200	128,271
Equity Residential (SBI)	5,589,124	219,373
GMH Communities Trust (d)	2,445,700	36,612
Pennsylvania Real Estate Investment Trust (SBI)	719,700	27,708
Post Properties, Inc.	254,800	10,396
United Dominion Realty Trust, Inc. (SBI) (d)	10,832,200	239,717

TOTAL REITS – APARTMENTS		836,301

REITs – Factory Outlets – 0.5%
Tanger Factory Outlet Centers, Inc.	1,068,400	28,729

REITs – Health Care Facilities – 1.5%
Ventas, Inc.	2,761,760	84,593

REITs – Hotels – 1.0%
Host Marriott Corp.	825,500	13,860
Innkeepers USA Trust (SBI)	1,010,500	15,764
MeriStar Hospitality Corp. (a)	3,054,500	26,483

TOTAL REITS – HOTELS		56,107

REITs – Industrial Buildings – 17.5%
CenterPoint Properties Trust (SBI) (d)	4,815,568	219,397
Duke Realty Corp. (d)	7,633,604	260,306
ProLogis Trust (d)	10,932,404	470,093
Public Storage, Inc.	198,860	13,165
U-Store-It Trust	1,139,400	23,768

TOTAL REITS – INDUSTRIAL BUILDINGS		986,729

Quarterly Report

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Common Stocks – continued
	Shares	Value (000s)

REAL ESTATE – CONTINUED

REITs – Malls – 17.8%
CBL & Associates Properties, Inc. (d)	5,676,462	$212,016
Feldman Mall Properties, Inc.	368,400	4,966
General Growth Properties, Inc.	8,959,240	380,589
Simon Property Group, Inc.	5,205,360	372,808
Taubman Centers, Inc.	961,600	31,704

TOTAL REITS – MALLS		1,002,083

REITs – Management/Investment – 2.9%
Capital Automotive (REIT) (SBI)	1,311,487	50,650
Equity Lifestyle Properties, Inc.	1,154,000	48,849
Plum Creek Timber Co., Inc.	1,597,500	62,143

TOTAL REITS – MANAGEMENT/INVESTMENT		161,642

REITs – Mortgage – 0.9%
Newcastle Investment Corp.	1,838,170	48,325

REITs – Office Buildings – 19.1%
Boston Properties, Inc.	2,248,200	155,620
Columbia Equity Trust, Inc. (d)	976,400	14,324
Equity Office Properties Trust	11,645,390	358,678
Kilroy Realty Corp.	721,000	40,484
Reckson Associates Realty Corp. (d)	7,839,820	275,178
Sovran Self Storage, Inc. (d)	851,800	39,634
Trizec Properties, Inc. (d)	8,443,900	187,877

TOTAL REITS – OFFICE BUILDINGS		1,071,795

REITs – Prisons – 0.5%
Correctional Properties Trust (d)	1,097,770	30,847

REITs – Shopping Centers – 12.6%
Cedar Shopping Centers, Inc.	1,045,300	14,655
Federal Realty Investment Trust (SBI)	2,092,200	126,892
Heritage Property Investment Trust, Inc.	1,361,000	44,369
Inland Real Estate Corp. (d)	3,667,967	52,269
Kimco Realty Corp.	7,228,700	214,114
Kite Realty Group Trust	400,200	5,915
Pan Pacific Retail Properties, Inc.	1,188,910	75,496
Ramco-Gershenson Properties Trust (SBI)	191,200	5,304

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)
REAL ESTATE – CONTINUED
REITs – Shopping Centers – continued
Vornado Realty Trust	1,548,150	$125,400
Weingarten Realty Investors (SBI)	1,261,700	44,866
TOTAL REITS – SHOPPING CENTERS		709,280
TOTAL REAL ESTATE		5,020,513
TOTAL COMMON STOCKS
(Cost $4,139,014)		5,500,639
Money Market Funds — 1.9%
Fidelity Cash Central Fund, 3.92% (b)	91,840,189	91,840
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	18,766,700	18,767
TOTAL MONEY MARKET FUNDS
(Cost $110,607)		110,607

TOTAL INVESTMENT PORTFOLIO – 99.8%
(Cost $4,249,621)		5,611,246

NET OTHER ASSETS – 0.2%		8,762
NET ASSETS – 100%		$5,620,008

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Affiliated company

Quarterly Report

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Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliates	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
American Campus
Communities, Inc.	$29,697	$1,466	$1,628	$412	$29,066
CBL & Associates
Properties, Inc.	268,938	10,996	20,166	1,978	212,016
CenterPoint Properties
Trust (SBI)	211,649	—	457	1,403	219,397
Columbia Equity Trust,
Inc.	15,212	—	—	117	14,324
Correctional Properties
Trust	33,087	—	—	311	30,847
Duke Realty Corp.	220,621	38,365	808	2,321	260,306
GMH Communities
Trust	32,333	4,338	207	156	36,612
Inland Real Estate
Corp.	49,746	10,353	—	718	52,269
ProLogis Trust	410,047	41,320	—	2,236	470,093
Reckson Associates
Realty Corp.	260,247	16,435	2,130	1,862	275,178
Sovran Self Storage,
Inc.	—	40,229	—	295	39,634
Trizec Properties, Inc.	177,515	8,072	—	1,420	187,877
United Dominion Realty
Trust, Inc. (SBI)	208,932	60,791	—	1,962	239,717
Total	$ 1,918,024	$232,365	$25,396	$15,191	$ 2,067,336

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,252,298,000. Net unrealized appreciation aggregated $1,358,948,000, of which $1,403,266,000 related to appreciated investment securities and $44,318,000 related to depreciated investment securities.

5 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

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Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (a)(ii) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

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